UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  August 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2012

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	7

EXPENSE EXAMPLES	8

INVESTMENT HIGHLIGHTS	10

SCHEDULES OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	21

STATEMENTS OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	28

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	37

NOTICE OF PRIVACY POLICY & PRACTICES	42

ADDITIONAL INFORMATION	43

Dear Shareholder:

We are pleased to provide the semi-annual report of Bright Rock Quality Large Cap Fund and the Bright Rock Mid Cap Growth Fund for the six-month reporting period ended August 31, 2012.  Please read on for Fund performance information and an examination of the prevailing economic and market conditions during the Funds’ reporting period.

Economic review
The U.S. economy continued to grow over the six months ended August 31, 2012, albeit at an uneven pace.  According to the US Bureau of Economic Analysis, Real GDP Growth slid from 4.1% in Q4:2011 to 1.3% in Q2:2012.  Two factors constraining economic growth were the weak job market and continued troubles in the housing market.

While there was some improvement during the reporting period, unemployment remained elevated.  At the end of February 2012, unemployment as reported by the U.S. Department of Labor was 8.3%.  Unemployment then generally declined over the next six months to 8.1% in August 2012, the lowest rate since January 2009.

Within the housing market, sales are not yet strong, though home prices appear to be firming.  According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period ended August 31, 2012.  Existing-home sales rose 9.8% year over year as compared to 9.0% in February 2012.  In addition, the S&P Case Schiller Home Price Index rose from 146.7 to 157.3 in the 6 months ended August 31, 2012.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period.  Industrial production growth fell from 5.2% to 2.8%.  Activity in the manufacturing sector fluctuated during the first half of the period.  In February it was 52.4, rising to 54.8 in April its highest reading since June 2011.  The Purchasing Managers Index (PMI) declined over the rest of the period and was 49.67 at the end of August.  Levels below 50 are indicative of possible economic contraction.

Market Conditions
While the US Economy is displaying mixed economic conditions, the concern of the markets remained focused on the global economy.  In particular continued concern around Europe and the potential slowdown of emerging market economies created a mixed investment environment.  In the US, the S&P 500 Index had middling returns of 4.1% for the six month period ended August, 31, 2012, but the foreign markets as measured by MSCI EAFE were considerably worse, losing 4.0% of their value.  Emerging Markets as measured by the MSCI Emerging Markets Stock Index were even worse, down 10.5%, with China, India, Russia, and Brazil all down more than 13% in the last six months.  Commodities as measured by the Dow Jones UBS Commodity Index were also poor performers, down 1.3%.

Mid Cap Growth Fund

Management of the Fund
The managers of the Mid Cap Growth Fund were replaced on June 26, 2012 with the managers of the Quality Large Cap fund.  The focus of the Fund remains to invest in high quality mid cap growth stocks.  While the focus and the core strategy remains the same, changes were made to the application of our mid cap strategy.  These changes resulted in significant portfolio turnover that better aligns the portfolio with the quality metrics used across the Bright Rock product suite.  We are confident that this integration should result in long term benefits for the shareholders of the Mid Cap Growth Fund.

Results as of 8/31/2012
The Mid Cap Growth Fund – Institutional Class declined 4.41% for the six months ended August 31, 2012.  In comparison, the Russell Mid Cap Growth Index was down 0.34% and the Morningstar Mid Cap Growth Fund Category Average peer group was down 1.37%.  Individual stock selection was responsible for much of the underperformance.  In particular the severe decline in Green Mountain Coffee Roasters accounted for nearly half of the underperformance versus the benchmark.  That stock was down 63.6% in past six months.  Other notable underperformers included Alleghany Technologies, Carbo Ceramics, and Gentex.  The Fund has a stock portfolio containing fewer than 50 stocks and, as such, we expect that individual stock selection will remain the most important driver of the Fund’s relative returns.

Quality Large Cap Fund

Management of the Fund
The managers of the Quality Large Cap Fund have been in place since the Fund’s inception.  The investment process and philosophy remains disciplined and intact.

Results as of 8/31/2012
The Quality Large Cap Fund – Institutional Class gained 4.70% for the six months ended August 31, 2012.  In comparison, the S&P 500 Index was up 4.14% and the Morningstar Large Cap Blend fund Category Average peer group was up 1.85%.  Both our commitment to equal weighting the sectors and individual stock selection were responsible for the outperformance versus peers and the benchmark.  Our overweight in the Materials, Telecom, and Utilities sectors added nearly 500 basis points of relative performance.  Conversely, our underweight to technology hindered performance.  On the individual stock side notable detractors included our position in Hewlett Packard and our lack of a position in Apple.  Notable positive contributors for the period included Disney, Time Warner Cable, Wal-Mart and General Electric.  The Fund’s portfolio contains fewer than 50 stocks and, as such, we expect that individual stock selection will remain the most important driver of the Fund’s relative returns.  Additionally, our commitment to own stock in all sectors of the economy in roughly equal measure should help provide a lower overall risk profile for the Fund versus the market.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility.  Investments in foreign securities can exhibit greater volatility.  Additional risks include political, economic, and currency risks as well as differences in accounting methods.  These risks can be greater for investments in emerging markets.  The Funds will bear their share of the fees and expenses of investments in underlying funds or ETFs.  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs.  Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the funds’ ability to sell their shares.  The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates.  This investment may not be suitable for all investors.  The Funds may engage in short sales, which could result in the funds’ investment performance suffering if they are required to close out a short position earlier than they had intended.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500® Total Return Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

S&P Case Schiller Home Price Index is a group of indexes that tracks the changes in home prices throughout the United States.

MSCI EAFE is an index that serves as a benchmark in the United States to measure the performance in major international equity markets.

MSCI Emerging Markets Stock Index is a float-adjusted market capitalization index that consists of indices in 21 emerging economies and is designed to measure equity market performance in global emerging markets.  Dow Jones UBS Commodity Index is a rolling commodities index composed of futures contracts on 19 physical commodities traded on U.S. exchanges.  The Morningstar Category Average is the average return for the peer group based on the returns of each individual fund within the group.  It assumes reinvestment of dividends and capital gains, if any, and excludes sales charges.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

Gross Domestic Product (GDP) refers to the market value of all final goods and services produced in a country in a given period.

A basis point is one hundredth of a percentage point (0.01%).

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2012 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 - August 31, 2012).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
	Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2012 –
	March 1, 2012	August 31, 2012	August 31, 2012*
Actual	$1,000.00	$955.90	$6.16
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2012 –
	March 1, 2012	August 31, 2012	August 31, 2012*
Actual	$1,000.00	$960.90	$7.41
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2012 –
	March 1, 2012	August 31, 2012	August 31, 2012*
Actual	$1,000.00	$1,047.00	$4.85
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.47	$4.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
	Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2012 –
	March 1, 2012	August 31, 2012	August 31, 2012*
Actual	$1,000.00	$1,050.20	$6.15
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.21	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended August 31, 2012

	Annualized
		Since	Since
	Six	One	Inception	Inception
	Months	Year	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth
Fund – Institutional Class	(4.41)%	3.96%	8.85%	N/A
Bright Rock Mid Cap Growth
Fund – Investor Class	(3.91)%	N/A	N/A	2.94%
Russell Midcap Growth
Total Return Index	(0.34)%	11.72%	15.10%	7.49%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $25,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended August 31, 2012

	Annualized
			Since	Since
	Six	One	Inception	Inception
	Months	Year	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap
Fund – Institutional Class	4.70%	21.20%	13.40%	N/A
Bright Rock Quality Large Cap
Fund – Investor Class	5.02%	N/A	N/A	11.45%
S&P 500 Total Return Index	4.14%	18.00%	15.34%	10.26%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $25,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.34%

Auto Components – 4.14%
Gentex Corp.	72,500	$1,270,200

Chemicals – 2.00%
Intrepid Potash, Inc. (a)	13,100	293,833
NewMarket Corp.	1,300	319,956
		613,789

Commercial Services & Supplies – 2.13%
Copart, Inc. (a)	24,400	651,724

Communications Equipment – 1.39%
ADTRAN, Inc.	21,000	426,090

Containers & Packaging – 1.83%
Aptargroup, Inc.	11,100	562,215

Distributors – 3.94%
LKQ Corp. (a)	32,000	1,207,680

Diversified Consumer Services – 0.74%
Strayer Education, Inc.	3,500	226,730

Diversified Financial Services – 2.01%
MSCI, Inc. (a)	17,600	617,408

Electrical Equipment – 4.49%
AMETEK, Inc.	40,150	1,377,546

Electronic Equipment, Instruments & Components – 1.95%
Trimble Navigation Ltd. (a)	12,200	598,410

Energy Equipment & Services – 5.07%
CARBO Ceramics, Inc.	17,300	1,217,574
Oceaneering International, Inc.	6,300	337,302
		1,554,876

Food Products – 1.03%
Green Mountain Coffee Roasters, Inc. (a)	12,960	315,058

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2012 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies – 8.19%
IDEXX Laboratories, Inc. (a)	11,900	$1,131,214
ResMed, Inc. (a)	36,700	1,378,819
		2,510,033

Health Care Providers & Services – 5.16%
Henry Schein, Inc. (a)	7,500	576,075
HMS Holdings Corp. (a)	20,500	706,430
MEDNAX, Inc. (a)	4,300	297,904
		1,580,409

Hotels, Restaurants & Leisure – 3.94%
Panera Bread Co. (a)	7,800	1,208,220

Household Durables – 0.92%
Tupperware Brands Corp.	5,300	283,444

Household Products – 1.86%
Church & Dwight Co., Inc.	10,400	569,296

IT Services – 5.91%
Global Payments, Inc.	13,800	574,770
Jack Henry & Associates, Inc.	33,500	1,238,160
		1,812,930

Life Sciences Tools & Services – 2.87%
Mettler-Toledo International, Inc. (a)	3,700	610,907
Techne Corp.	3,900	267,423
		878,330

Machinery – 8.84%
Donaldson Co., Inc.	34,500	1,217,505
Valmont Industries, Inc.	5,000	633,750
Wabtec Corp.	7,600	593,864
Woodward, Inc.	7,600	265,468
		2,710,587

Metals & Mining – 2.10%
Royal Gold, Inc.	7,300	642,546

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2012 (Unaudited)

	Shares	Value
Road & Rail – 1.68%
JB Hunt Transport Services, Inc.	9,800	$513,912

Software – 11.37%
ANSYS, Inc. (a)	18,000	1,254,600
FactSet Research Systems, Inc.	12,000	1,107,240
MICROS Systems, Inc. (a)	22,200	1,124,652
		3,486,492

Specialty Retail – 7.93%
PetSmart, Inc.	16,900	1,198,548
Tractor Supply Co.	12,900	1,231,692
		2,430,240
Textiles, Apparel & Luxury Goods – 2.05%
Deckers Outdoor Corp. (a)	12,700	628,904

Trading Companies & Distributors – 4.80%
MSC Industrial Direct Co., Inc.	17,000	1,178,100
Watsco, Inc.	3,900	294,294
		1,472,394
TOTAL COMMON STOCKS (Cost $28,938,664)		$30,149,463

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.85%
Fidelity Institutional Money Market
Portfolio, 0.172% (b)	$566,068	566,068
TOTAL SHORT-TERM INVESTMENTS
(Cost $566,068)		566,068
Total Investments (Cost $29,504,732) – 100.19%		30,715,531
Liabilities in Excess of Other Assets – (0.19%)		(58,396)
TOTAL NET ASSETS – 100.00%		$30,657,135

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2012.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.66%

Aerospace & Defense – 2.77%
United Technologies Corp.	36,000	$2,874,600

Beverages – 2.79%
PepsiCo, Inc.	40,000	2,897,200

Chemicals – 9.69%
Air Products & Chemicals, Inc.	30,000	2,477,400
Albemarle Corp.	34,000	1,860,820
Ecolab, Inc.	53,000	3,393,590
Praxair, Inc.	22,000	2,321,000
		10,052,810

Commercial Banks – 3.44%
Wells Fargo & Co.	105,000	3,573,150

Communications Equipment – 3.31%
Cisco Systems, Inc.	180,000	3,434,400

Computers & Peripherals – 3.01%
Hewlett-Packard Co.	185,000	3,122,800

Diversified Financial Services – 3.52%
JPMorgan Chase & Co.	98,000	3,639,720

Diversified Telecommunication Services – 2.26%
AT&T, Inc.	64,000	2,344,960

Electric Utilities – 2.92%
The Southern Co.	67,000	3,037,110

Electrical Equipment – 2.74%
Emerson Electric Co.	56,000	2,840,320

Energy Equipment & Services – 4.62%
National Oilwell Varco, Inc.	47,000	3,703,600
Schlumberger Ltd. (b)	15,000	1,085,700
		4,789,300

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2012 (Unaudited)

	Shares	Value
Food & Staples Retailing – 6.45%
CVS Caremark Corp.	83,000	$3,780,650
Wal-Mart Stores, Inc.	40,000	2,904,000
		6,684,650

Food Products – 1.02%
General Mills, Inc.	27,000	1,061,910

Gas Utilities – 1.92%
Atmos Energy Corp.	57,000	1,991,580

Health Care Equipment & Supplies – 4.02%
Becton Dickinson & Co.	20,000	1,519,600
Medtronic, Inc.	65,000	2,642,900
		4,162,500

Health Care Providers & Services – 3.50%
Express Scripts Holding Co. (a)	58,000	3,631,960

Hotels, Restaurants & Leisure – 1.91%
Starbucks Corp.	40,000	1,984,400

Industrial Conglomerates – 4.71%
General Electric Co.	236,000	4,887,560

Insurance – 3.38%
Aflac, Inc.	76,000	3,509,680

IT Services – 2.23%
Cognizant Technology Solutions Corp. (a)	36,000	2,314,080

Media – 9.46%
Comcast Corp.	80,000	2,682,400
Time Warner Cable, Inc.	38,000	3,375,160
Walt Disney Co.	76,000	3,759,720
		9,817,280

Multiline Retail – 2.59%
Target Corp.	42,000	2,691,780

Multi-Utilities – 2.93%
Wisconsin Energy Corp.	80,000	3,036,800

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2012 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – 5.75%
Apache Corp.	27,000	$2,315,250
Chevron Corp.	24,000	2,691,840
Exxon Mobil Corp.	11,000	960,300
		5,967,390
Pharmaceuticals – 2.84%

Abbott Laboratories	45,000	2,949,300

Semiconductors & Semiconductor Equipment – 1.68%
Intel Corp.	70,000	1,738,100

Specialty Retail – 2.27%
Tiffany & Co.	38,000	2,354,100

Water Utilities – 1.93%
Aqua America, Inc.	80,000	2,000,000
TOTAL COMMON STOCKS (Cost $87,909,904)		$103,389,440
Total Investments (Cost $87,909,904) – 99.66%		103,389,440
Other Assets in Excess of Liabilities – 0.34%		348,108
TOTAL NET ASSETS – 100.00%		$103,737,548

(a)	Non-income producing security.
(b)	Foreign issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2012 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value (cost $29,504,732
and $87,909,904, respectively)	$30,715,531	$103,389,440
Receivable for Fund shares sold	9,333	93,442
Receivable for investments sold	—	553,344
Dividends and interest receivable	17,215	276,665
Other assets	13,498	13,824
TOTAL ASSETS	30,755,577	104,326,715

LIABILITIES
Payable for Fund shares redeemed	13,827	104,680
Payable to custodian	—	326,260
Payable to affiliates	41,428	64,707
Payable to Adviser	15,854	58,583
Accrued expenses and other liabilities	27,333	34,937
TOTAL LIABILITIES	98,442	589,167
NET ASSETS	$30,657,135	$103,737,548
Net assets consist of:
Paid-in capital	$26,915,408	$84,805,331
Accumulated net investment income (loss)	(95,814)	309,898
Accumulated net realized gain	2,626,742	3,142,783
Net unrealized appreciation on investments	1,210,799	15,479,536
NET ASSETS	$30,657,135	$103,737,548

INSTITUTIONAL CLASS SHARES
Net assets	30,657,083	103,737,493
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,671,162	8,232,056
Net asset value, redemption price
and offering price per share	$11.48	$12.60

INVESTOR CLASS SHARES
Net assets	51	56
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4	4
Net asset value, redemption price
and offering price per share	$11.55	$12.66

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2012 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income*	$89,088	$1,170,853
Interest income	772	906
TOTAL INVESTMENT INCOME	89,860	1,171,759

EXPENSES
Investment advisory fees	111,404	326,382
Administration fees	22,234	46,187
Fund accounting fees	18,727	23,291
Federal and state registration fees	17,961	19,459
Transfer agent fees and expenses	13,026	18,660
Audit and tax fees	12,682	12,682
Chief Compliance Officer fees and expenses	4,036	4,036
Custody fees	3,002	6,012
Trustees’ fees and related expenses	2,806	2,806
Legal fees	2,348	4,286
Reports to shareholders	1,836	4,845
Other expenses	2,589	4,290
TOTAL EXPENSES	212,651	472,936
Less waivers and reimbursement
by Adviser (Note 4)	(26,977)	—
NET EXPENSES	185,674	472,936
NET INVESTMENT INCOME (LOSS)	(95,814)	698,823

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,094,392	3,173,886
Net change in unrealized
appreciation (depreciation) on investments	(3,318,213)	907,279
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(1,223,821)	4,081,165
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,319,635)	$4,779,988

* Net of foreign taxes withheld	$626	$—

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
FROM OPERATIONS
Net investment loss	$(95,814)	$(248,514)
Net realized gain on investments	2,094,392	1,110,917
Net change in unrealized appreciation
(depreciation) on investments	(3,318,213)	(1,480,812)
Net decrease in
net assets from operations	(1,319,635)	(618,409)

FROM DISTRIBUTIONS
Net realized gains – Institutional Class	—	(1,160,979)
Net decrease in net assets resulting
from distributions paid	—	(1,160,979)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	3,461,975	5,125,025
Proceeds from shares sold – Investor Class	—	50 (1)
Payments for shares
redeemed – Institutional Class	(1,747,325)	(3,078,948)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	—	1,160,979
Net increase in net assets from
capital share transactions	1,714,650	3,207,106
TOTAL INCREASE IN NET ASSETS	395,015	1,427,718

NET ASSETS
Beginning of Period	$30,262,120	$28,834,402
End of Period	$30,657,135	$30,262,120
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$(95,814)	$—

(1)	For the period January 17, 2012 (share class commencement of operations) through February 29, 2012.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
FROM OPERATIONS
Net investment income	$698,823	$1,431,991
Net realized gain on investments	3,173,886	317,296
Net change in unrealized
appreciation on investments	907,279	5,324,124
Net increase in
net assets from operations	4,779,988	7,073,411

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(699,793)	(1,323,404)
Net investment income – Investor Class	— (1)	—
Net realized gains – Institutional Class	—	(1,846,505)
Net decrease in net assets resulting
from distributions paid	(699,793)	(3,169,909)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	12,881,976	23,416,271
Proceeds from shares sold – Investor Class	—	50 (2)
Payments for shares
redeemed – Institutional Class	(8,902,597)	(16,346,732)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	1,843	1,848,247
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	— (1)	—
Net increase in net assets from capital
share transactions	3,981,222	8,917,836
TOTAL INCREASE IN NET ASSETS	8,061,417	12,821,338

NET ASSETS:
Beginning of Period	$95,676,131	$82,854,793
End of Period	$103,737,548	$95,676,131
ACCUMULATED NET
INVESTMENT INCOME	$309,898	$310,868

(1)	Rounds to less than $1.
(2)	For the period January 17, 2012 (share class commencement of operations) through February 29, 2012.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2012	Year Ended	Period Ended
	(Unaudited)	February 29, 2012	February 28, 2011(1)
Net Asset Value,
Beginning of Period	$12.01	$12.92	$10.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.04)	(0.11)	(0.07)
Net realized and unrealized
gain (loss) on investments	(0.49)	(0.31)	3.08
Total from investment operations	(0.53)	(0.42)	3.01
Less distributions paid:
From net realized
gain on investments	—	(0.49)	(0.09)
Total distributions paid	—	(0.49)	(0.09)
Net Asset Value, End of Period	$11.48	$12.01	$12.92
Total Return(3)	(4.41)%	(2.60)%	30.16%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$30,657	$30,262	$28,834
Ratio of expenses to average
net assets before waiver and
reimbursements(4)	1.43%	1.51%	1.86%
Ratio of expenses to average
net assets after waiver and
reimbursements(4)	1.25%	1.33%	1.50%
Ratio of net investment loss to
average net assets before waiver
and reimbursements(4)	(0.83)%	(1.07)%	(1.21)%
Ratio of net investment loss to
average net assets after waiver
and reimbursements(4)	(0.65)%	(0.89)%	(0.85)%
Portfolio turnover rate(3)	114.0%	78.9%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2012	Period Ended
	(Unaudited)	February 29, 2012(1)
Net Asset Value, Beginning of Period	$12.02	$11.22

Income (loss) from investment operations:
Net investment loss(2)	—	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.47)	0.80
Total from investment operations	(0.47)	0.80

Net Asset Value, End of Period	$11.55	$12.02
Total Return(4)	(3.91)%	7.13%

Supplemental Data and Ratios:
Net assets, end of period	$51	$54
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.68%	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(0.90)%	(1.35)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	(1.08)%	(1.29)%
Portfolio turnover rate(4)	114%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2012	Year Ended	Period Ended
	(Unaudited)	February 29, 2012	February 28, 2011(1)

Net Asset Value,
Beginning of Period	$12.12	$11.70	$10.00

Income from investment operations:
Net investment income(2)	0.09	0.19	0.10
Net realized and unrealized
gain on investments	0.48	0.63	1.71
Total from investment operations	0.57	0.82	1.81

Less distributions paid:
From net investment income	(0.09)	(0.17)	(0.07)
From net realized
gain on investments	—	(0.23)	(0.04)
Total distributions paid	(0.09)	(0.40)	(0.11)

Net Asset Value, End of Period	$12.60	$12.12	$11.70
Total Return(3)	4.70%	7.49%	18.15%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$103,737	$95,676	$82,855
Ratio of expenses to average
net assets(4)	0.94%	1.06%	1.38%
Ratio of net investment income
to average net assets(4)	1.39%	1.66%	1.24%
Portfolio turnover rate(3)	24.6%	58.4%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2012	Period Ended
	(Unaudited)	February 29, 2012(1)
Net Asset Value, Beginning of Period	$12.14	$11.44

Income from investment operations:
Net investment income(2)	0.15	0.03
Net realized and unrealized
gain on investments	0.46	0.67
Total from investment operations	0.61	0.70

Less distributions paid:
From net investment income	(0.09)	—
Total distributions paid	(0.09)	—
Net Asset Value, End of Period	$12.66	$12.14
Total Return(3)	5.02%	6.12%

Supplemental Data and Ratios:
Net assets, end of period	$56	$53
Ratio of expenses to average net assets(4)	1.19%	1.33%
Ratio of net investment income
to average net assets(4)	1.64%	2.08%
Portfolio turnover rate(3)	24.6%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2012:

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$30,149,463	$—	$—	$30,149,463
Total Equity	30,149,463	—	—	30,149,463
Short-Term Investments	566,068	—	—	566,068
Total Investments in Securities	$30,715,531	$—	$—	$30,715,531

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$103,389,440	$—	$—	$103,389,440
Total Equity	103,389,440	—	—	103,389,440
Total Investments in Securities	$103,389,440	$—	$—	$103,389,440

During the six months ended August 31, 2012, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.  Expenses directly attributable to a class of shares, which presently only includes distribution (12b-1) fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the periods ended February 29, 2012 and February 28, 2011 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year end February 29, 2012	$582,328	$578,651
Period ended February 28, 2011	$199,358	$—
Quality Large Cap Fund
Year end February 29, 2012	$2,841,206	$328,703
Period ended February 28, 2011	$709,892	$—

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

As of February 29, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$25,423,320	$80,688,479
Gross tax unrealized appreciation	$5,574,197	$15,297,234
Gross tax unrealized depreciation	(1,045,185)	(1,163,196)
Net tax unrealized appreciation	$4,529,012	$14,134,038
Undistributed ordinary income	$—	$310,868
Undistributed long-term capital gain	532,350	407,116
Total distributable earnings	$532,350	$717,984
Other accumulated gain/(loss)	—	—
Total accumulated earnings	$5,061,362	$14,852,022

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$247,127	$—
Accumulated Net Realized Gain	$84	$—
Paid-in Capital	$(247,211)	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 29, 2012.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal 2012.  At February 29, 2012, the fiscal years 2011 and 2012 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011 and 0.75% on and after June 28, 2011 of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011 and 0.65% on and after June 28, 2011 of the Fund’s average daily net assets.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred loads taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.50% and 1.75% prior to June 28, 2011 for the Institutional and Investor classes, respectively and 1.25% and 1.50% on and after June 28, 2011 for the Institutional and Investor classes, respectively, of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2014	$66,182	$-0-
February 2015	$50,243	$-0-
August 2015	$26,977	$-0-

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.  During the six months ended August 31, 2012, the Funds did not accrue any expenses pursuant to the 12b-1 Plan, due to the size of the Investor share class.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended August 31, 2012, administration fees of $22,234 were incurred for the Bright Rock Mid Cap Growth Fund.  At August 31, 2012, the Administrator was owed

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

fees of $13,555 for the Bright Rock Mid Cap Growth Fund.  For the six months ended August 31, 2012, administration fees of $46,187 were incurred for the Bright Rock Quality Large Cap Fund.  At August 31, 2012, the Administrator was owed fees of $29,853 for the Bright Rock Quality Large Cap Fund.

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“US Bank”), an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended August 31, 2012, the Bright Rock Mid Cap Growth Fund incurred $18,727, $13,026, and $3,002 in fund accounting, transfer agency, and custody fees, respectively.  For the six months ended August 31, 2012, the Bright Rock Quality Large Cap Fund incurred $23,291, $18,660, and $6,012 in fund accounting, transfer agency, and custody fees, respectively.  At August 31, 2012, fees of $12,638, $11,198, and $1,339 were owed for fund accounting, transfer agency, and custody fees, respectively, for the Bright Rock Mid Cap Growth Fund.  At August 31, 2012, fees of $14,175, $14,999, and $2,981 were owed for fund accounting, transfer agency, and custody fees, respectively, for the Bright Rock Quality Large Cap Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended August 31, 2012, $4,036 of the Trust’s Chief Compliance Officer fee was allocated to each of the Funds.  At August 31, 2012 fees of $2,697 were owed to the Chief Compliance Officer from each of the Funds.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	August 31, 2012	February 29, 2012
Shares Sold	302,962	429,837
Shares Reinvested	—	113,046
Shares Redeemed	(151,655)	(254,999)
Net Increase	151,307	287,884

	Six Months Ended	Period Ended
Mid Cap Growth Fund – Investor Class	August 31, 2012	February 29, 2012(1)
Shares Sold	—	4
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	—	4

	Six Months Ended	Year Ended
Quality Large Cap Fund – Institutional Class	August 31, 2012	February 29, 2012
Shares Sold	1,063,584	2,084,802
Shares Reinvested	151	172,732
Shares Redeemed	(723,455)	(1,446,456)
Net Increase	340,280	811,078

	Six Months Ended	Period Ended
Quality Large Cap Fund – Investor Class	August 31, 2012	February 29, 2012(1)
Shares Sold	—	4
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	—	4

(1)	The Investor class commenced operations on January 17, 2012.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended August 31, 2012 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$36,147,565	$29,544,612
Sales	$33,002,010	$24,355,607

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2012 (Unaudited)

(9)	New Tax Law

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted, and the provisions within the RIC Act are effective for the Fund for the year ended February 29, 2012.  The RIC Act modernized several of the federal income and excise tax provisions related to regulated investment companies (“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  Prior to the RIC act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31.

(10)	Recent Accounting Pronouncement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 30, 2012 to consider the renewal of the Investment Advisory Agreement, as amended (the “Agreement”), between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Large Cap Fund”), each a series of the Trust (each, a “Fund,” and together, the “Funds”), and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and other separately managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and a summary detailing key provisions of the Adviser’s written compliance program, including its Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one year term ending August 31, 2013.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler,

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

Jason R. Lilly and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees noted that Messrs.  Butler, Lilly and Smith replaced Alan E. Norton and Henry E. Mehlman as the Mid Cap Growth Fund’s portfolio managers in June 2012.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of the Funds’ assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Adviser in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Mid Cap Growth Fund and the Quality Large Cap Fund for the year-to-date and one-year periods ended July 31, 2012.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index for the Mid Cap Growth Fund and the S&P 500 Index for the Quality Large Cap Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end mid-cap growth funds for the Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Quality Large Cap Fund (each a “Morningstar Peer Group”)).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser’s parent company that were similar to the Funds in terms of investment strategy and managed by the same portfolio management team as the Funds.

The Trustees noted that the Mid Cap Growth Fund’s performance for the year-to-date and one-year periods ended July 31, 2012 was substantially below the Morningstar Peer Group averages, each falling within the fourth quartile.  The Trustees further noted that for the one-year and since inception periods ended December 31, 2011, and the year-to-date period ended May 31, 2012, the Mid Cap Growth Fund’s performance was below the Russell Mid Cap Growth Index.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that the Quality Large Cap Fund’s performance for the year-to-date and one-year periods ended July 31, 2012 ranked above the Morningstar Peer Group averages, each falling within the first quartile.  The Trustees further noted that for the one-year period ended July 31, 2012 the Quality Large Cap Fund was the best of the Morningstar Peer Group.  The Trustees further noted that for the one-year and since inception periods ended December 31, 2011, Quality Large Cap Fund’s performance was generally in-line and below the S&P 500 Index, respectively.  The Trustees noted that for the year-to-date period ended May 31, 2012, the Quality Large Cap Fund outperformed the S&P 500 Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions and in light of each Fund’s limited track record.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the separately-managed accounts of the Adviser’s parent company, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided subsidies for the Mid Cap Growth Fund’s operations since its inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Mid Cap Growth Fund, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the August 30, 2012 meeting, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Mid Cap Growth Fund’s contractual management fee of 0.75% fell between the second and third quartiles and was below the Morningstar Peer Group average of 0.83% which fell in the third quartile.  The Trustees observed that the Mid Cap Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% for Institutional Class shares fell between the second and third

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

quartiles and was slightly above the Morningstar Peer Group average of 1.23% which fell in the second quartile.  The Trustees then compared the fees paid by the Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and noted that the fees paid by the Mid Cap Growth Fund were reasonable in comparison to the separate account fees.

The Trustees noted that the Quality Large Cap Fund’s contractual management fee of 0.65% which fell into the second quartile was below the Morningstar Peer Group average of 0.83%, which fell within the third quartile.  The Trustees noted that the Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Quality Large Cap Fund’s total expense ratio of 1.06% for Institutional Class shares was below the Morningstar Peer Group average of 1.10%, with each falling within the second quartile.  The Trustees then compared the fees paid by the Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and noted that the fees paid by the Quality Large Cap Fund were reasonable in comparison to the separate account fees.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Mid Cap Growth Fund’s operations.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Mid Cap Growth Fund.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of each Fund and its shareholders.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 29, 2012 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	14.30%
Quality Large Cap Growth Fund	71.67%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 29, 2012, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	14.30%
Quality Large Cap Growth Fund	71.70%

For the fiscal year ended February 29, 2012, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each fund were as follows:

Mid Cap Growth Fund	53.42%
Quality Large Cap Growth Fund	100.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative Officer		Multi-Asset
Age: 69		2009	(“CAO”) and Chief		Endowment Fund
			Compliance Officer		complex
			(“CCO”), Granite		(three closed-
			Capital International		end investment
			Group, L.P. (an		companies);
			investment management		Independent
			firm) (1994–2011);		Trustee, Gottex
			Vice President, Secretary,		Multi-Alternatives
			Treasurer and CCO,		Fund complex
			Granum Series Trust (an		(three closed-
			open-end investment		end investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF Fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 50	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 55	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 33		2005	Fund Services, LLC
(2004–present).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intented for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ Joseph Neuberger
Joseph Neuberger, President

Date  November 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joseph Neuberger
Joseph Neuberger, President

Date  November 5, 2012

By (Signature and Title)*   /s/ John Buckel
John Buckel, Treasurer

Date  November 5, 2012

* Print the name and title of each signing officer under his or her signature.